Leases - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
2022	$ 5,378
2023	10,884
2024	10,411
2025	9,899
2026	9,901
2027	9,886
Thereafter	591,325
Total undiscounted lease payments	647,684
Less: Interest	(450,693)
Present value of lease liabilities	196,991	$ 196,286
Finance Leases
2022	316
2023	635
2024	640
2025	645
2026	656
2027	668
Thereafter	36,856
Total undiscounted lease payments	40,416
Less: Interest	(23,506)
Present value of lease liabilities	$ 16,910